Business segment information (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) segment item customer	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of operating segments [line items]
Number of global franchise divisions | item	4
Number of operating segments	3
Number of reportable segments | segment	4
Revenue	$ 5,810,000,000	$ 5,549,000,000	$ 5,215,000,000
Accrual for rebates	106,000,000	92,000,000
Revenue recognised, rebates	$ 412,000,000
Number of major customers | customer	0
United Kingdom
Disclosure of operating segments [line items]
Revenue	$ 226,000,000	201,000,000	186,000,000
United States of America
Disclosure of operating segments [line items]
Revenue	3,123,000,000	2,979,000,000	2,764,000,000
China
Disclosure of operating segments [line items]
Revenue	210,000,000	275,000,000	319,000,000
Orthopaedics
Disclosure of operating segments [line items]
Revenue	2,305,000,000	2,214,000,000	2,113,000,000
Sports Medicine & ENT
Disclosure of operating segments [line items]
Revenue	1,824,000,000	1,729,000,000	1,590,000,000
Advanced Wound Management
Disclosure of operating segments [line items]
Revenue	1,681,000,000	1,606,000,000	1,512,000,000
Sports Medicine Joint Repair | Sports Medicine & ENT
Disclosure of operating segments [line items]
Revenue	982,000,000	945,000,000	870,000,000
Arthroscopic Enabling Technologies | Sports Medicine & ENT
Disclosure of operating segments [line items]
Revenue	632,000,000	588,000,000	567,000,000
ENT (Ear, Nose and Throat) | Sports Medicine & ENT
Disclosure of operating segments [line items]
Revenue	210,000,000	196,000,000	153,000,000
Knee Implants | Orthopaedics
Disclosure of operating segments [line items]
Revenue	947,000,000	940,000,000	899,000,000
Hip Implants | Orthopaedics
Disclosure of operating segments [line items]
Revenue	619,000,000	599,000,000	584,000,000
Other Reconstruction | Orthopaedics
Disclosure of operating segments [line items]
Revenue	131,000,000	111,000,000	87,000,000
Trauma & Extremities | Orthopaedics
Disclosure of operating segments [line items]
Revenue	608,000,000	564,000,000	543,000,000
Advanced Wound Management
Disclosure of operating segments [line items]
Revenue	1,681,000,000	1,606,000,000	1,512,000,000
Advanced Wound Management | Established Markets
Disclosure of operating segments [line items]
Revenue	1,464,000,000	1,406,000,000	1,319,000,000
Advanced Wound Management | Emerging Markets
Disclosure of operating segments [line items]
Revenue	217,000,000	200,000,000	193,000,000
Advanced Wound Care | Advanced Wound Management
Disclosure of operating segments [line items]
Revenue	735,000,000	725,000,000	712,000,000
Advanced Wound Bioactives | Advanced Wound Management
Disclosure of operating segments [line items]
Revenue	581,000,000	553,000,000	520,000,000
Advanced Wound Devices | Advanced Wound Management
Disclosure of operating segments [line items]
Revenue	365,000,000	328,000,000	280,000,000
Orthopaedics, Sports Medicine and Ear Nose and Throat
Disclosure of operating segments [line items]
Revenue	4,129,000,000	3,943,000,000	3,703,000,000
Orthopaedics, Sports Medicine and Ear Nose and Throat | Established Markets
Disclosure of operating segments [line items]
Revenue	3,366,000,000	3,184,000,000	2,949,000,000
Orthopaedics, Sports Medicine and Ear Nose and Throat | Emerging Markets
Disclosure of operating segments [line items]
Revenue	763,000,000	759,000,000	754,000,000
Orthopaedics, Sports Medicine and ENT and Advanced Wound Management
Disclosure of operating segments [line items]
Revenue	5,810,000,000	5,549,000,000	5,215,000,000
Orthopaedics, Sports Medicine and ENT and Advanced Wound Management | Established Markets
Disclosure of operating segments [line items]
Revenue	4,830,000,000	4,590,000,000	4,268,000,000
Orthopaedics, Sports Medicine and ENT and Advanced Wound Management | Emerging Markets
Disclosure of operating segments [line items]
Revenue	$ 980,000,000	$ 959,000,000	$ 947,000,000